INCOME TAXES - Income Tax component in statement of operation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Current year	€ 1,401	€ 901
Adjustment in respect of prior years	199	97
Current income taxes	1,600	998
Deferred income tax recovery	(42)	(172)
Income taxes	€ 1,558	€ 826